Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (216,221)	$ (238,955)
Adjustments to reconcile net loss from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation and amortization	233,233	195,880
Share-based compensation	25,696	20,010
Non-cash interest expense	14,064	14,402
Amortization of operating lease right-of-use assets	16,922	16,034
Loss on impairment	54,245	67,076
Gain on modification and extinguishment of debt	(257)	(2,065)
(Gain) loss on disposal of assets	(4,593)	8,541
Gain on investment	(6,624)	(2,073)
Non-cash adjustments to inventory	(4,661)	13,208
Allowance for credit losses	(224)	2,050
Deferred taxes	(54,663)	(29,900)
Other non-cash expenses (income)	2,683	(5,010)
Payment of contingent consideration liability in excess of acquisition-date fair value	0	(2,095)
Changes in assets and liabilities:
Accounts receivable, net	(7,913)	(12,221)
Inventories, net	2,990	9,851
Prepaid expenses and other current assets	3,292	(4,048)
Income tax receivable	10,126	12,331
Assets held for sale, net of Liabilities held for sale	(131)	3,959
Investments and other assets	(752)	4,546
Accounts payable	(5,634)	2,230
Accrued expenses and other liabilities	292,662	(13,957)
Income tax payable	(174,588)	47,986
Lease liabilities, operating	(16,359)	(16,536)
Net cash provided by operating activities from continuing operations	163,293	91,244
Net cash used in operating activities from discontinued operations	(723)	(15,983)
Net cash provided by operating activities	162,570	75,261
Cash flows from investing activities:
Purchases of property, plant and equipment	(93,153)	(65,446)
Disposals of property, plant and equipment	1,382	0
Proceeds from sale of entities	8,487	0
Acquisition-related cash payments, net of cash acquired	(4,699)	(3,630)
Purchases of intangibles	(5,000)	(4,857)
Purchase of investments	(708)	0
Issuance of notes receivable to third parties	(3,111)	(7,020)
Payments received on notes receivables issued to third parties	628	0
Net cash used in investing activities from continuing operations	(96,174)	(80,953)
Net cash provided by investing activities from discontinued operations	2,345	2,266
Net cash used in investing activities	(93,829)	(78,687)
Cash flows from financing activities:
Proceeds from debt financing	22,017	8,612
Minority interest investment in Curaleaf International	0	4,166
Debt issuance costs	(456)	0
Principal payments on finance lease liabilities	(9,445)	(8,474)
Principal payments on notes payable	(49,339)	(47,213)
Financing cash flows from sale leaseback financial obligations	(5,777)	(4,308)
Exercise of stock options	156	48
Payments of deferred consideration	(11,250)	(27,358)
Payments of contingent consideration	0	(3,964)
Issuance of common shares, net of issuance costs	0	11,497
Net cash used in financing activities from continuing operations	(54,094)	(66,994)
Net cash used in financing activities from discontinued operations	(144)	(23)
Net cash used in financing activities	(54,238)	(67,017)
Net increase (decrease) in cash, cash equivalents and restricted cash	14,503	(70,443)
Cash, cash equivalents and restricted cash, beginning of period	91,818	163,177
Effect of exchange rate differences	905	(916)
Cash, cash equivalents and restricted cash, end of period	107,226	91,818
Non-cash investing & financing activities:
Purchases of property, plant and equipment included in accounts payable and accrued expenses	15,530	2,262
Issuance of notes in connection with sale of entities	2,300	0
Issuance of SVS in connection with acquisitions	32,117	17,375
Contingent consideration incurred in connection with acquisitions	6,352	0
Deferred consideration incurred in connection with acquisitions	1,218	12,553
Forgiveness of promissory note in connection with acquisition	(7,020)	0
Non-cash additions to finance and operating right-of-use assets	14,994	1,362
SVS contributed to Curaleaf, Inc. in connection with the Reorganization	0	1,050
Recategorization of net assets from held-for-sale to held-and-used	0	4,792
Excess redemption value above carrying value	22,746	0
Supplemental disclosure of cash flow information:
Cash paid for taxes	16,486	100,011
Cash paid for interest	$ 96,364	$ 97,936